Schedule of finance result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from financial investments	R$ 35,773	R$ 24,479	R$ 25,965
Changes in fair value of derivative instruments		20,739
Interest received	23,040	11,876	9,680
Foreign exchange differences			13,321
Other	5,753	5,196	2,723
Finance income	64,566	62,290	51,689
Change in fair value of derivative instruments			(1,780)
Interest expense	(108,437)	(25,543)	(24,002)
Interest expense on lease liabilities	(67,212)	(44,458)	(31,469)
Financial discounts granted	(23,193)	(8,081)	(923)
Bank fees	(7,878)	(6,333)	(2,876)
Foreign exchange differences	(17,973)	(4,613)
IOF taxes (taxes on financial transactions)	(3,306)	(1,661)	(6,801)
Other	(15,797)	(7,580)	(4,514)
Finance expenses	(243,796)	(98,269)	(72,365)
Finance result	R$ (179,230)	R$ (35,979)	R$ (20,676)